Interest Rate Swap Agreements (Details) - USD ($)						12 Months Ended
	Aug. 24, 2015	Feb. 05, 2015	Dec. 24, 2014	Jul. 28, 2014	Feb. 04, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Recognized realized loss on termination						$ 213,181
Unrealized gain (loss)						(571,359)	$ 1,279,176	$ (1,016,716)
Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Recognized realized loss on termination						213,181
Landmark Dividend Growth Fund-E LLC | Agreement effective date February 4, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value					$ 12,500,000
Fixed rate					3.74%
Period					2 years
Interest Rate Swap Agreement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gain (loss)						(571,359)	1,279,176	$ (1,016,716)
Interest Rate Swap Agreement | Agreement effective date August 29, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value						$ 25,631,841
Fixed rate						3.91%
Interest Rate Swap Agreement | Agreement effective date August 1, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value						$ 44,410,270
Fixed rate						4.16%
Interest Rate Swap Agreement | Agreement effective date November 1, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value						$ 20,469,463
Fixed rate						4.28%
Interest Rate Swap Agreement | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value			$ 70,000,000			$ 70,000,000
Fixed rate			4.02%			4.02%
Period			4 years
Interest Rate Swap Agreement | Agreement effective date April 13, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value		$ 25,000,000
Fixed rate		3.79%
Period		4 years
Interest Rate Swap Agreement | Agreement effective date October 1, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value	$ 50,000,000
Fixed rate	4.24%
Period	7 years
Interest Rate Swap Agreement | Agreement effective date February 4, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value						$ 12,500,000
Fixed rate						3.74%
Interest Rate Swap Agreement | Increase of 50 Basis Points
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, assumed increase (decrease) in interest rates						50.00%
Interest Rate Swap Agreement | Increase of 50 Basis Points | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative						$ 1,004,382
Interest Rate Swap Agreement | Decrease of 50 Basis Points
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, assumed increase (decrease) in interest rates						(50.00%)
Interest Rate Swap Agreement | Decrease of 50 Basis Points | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative						$ (1,637,365)
Interest Rate Swap Agreement | Increase of 100 Basis Points
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, assumed increase (decrease) in interest rates						100.00%
Interest Rate Swap Agreement | Increase of 100 Basis Points | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative						$ 2,295,647
Interest Rate Swap Agreement | Decrease of 100 Basis Points
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, assumed increase (decrease) in interest rates						(100.00%)
Interest Rate Swap Agreement | Decrease of 100 Basis Points | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative						$ (2,924,701)
Interest Rate Swap Agreement | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Recognized realized loss on termination				$ 213,181
Level 2 inputs | Interest Rate Swap Agreement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value net asset (liability)						(308,899)	262,460
Level 2 inputs | Interest Rate Swap Agreement | Agreement effective date August 29, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value net asset (liability)							(193,101)
Level 2 inputs | Interest Rate Swap Agreement | Agreement effective date August 1, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value net asset (liability)							381,621
Level 2 inputs | Interest Rate Swap Agreement | Agreement effective date November 1, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value net asset (liability)							$ 73,940
Level 2 inputs | Interest Rate Swap Agreement | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value net asset (liability)						(289,808)
Level 2 inputs | Interest Rate Swap Agreement | Agreement effective date February 4, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value net asset (liability)						$ (19,091)